Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies
Schedule of property and equipment by geographical location
	Property and equipment
	As of December 31,
	2015	2016
	RMB	RMB
China	18,779	27,228
Philippines	6,233	14,348